Fees Summary	Apr. 21, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 1,237,342,500.00
Previously Paid Amount	0.00
Total Fee Amount	170,877.00
Total Offset Amount	0.00
Net Fee	170,877.00
Narrative - Max Aggregate Offering Price	$ 1,237,342,500.00
Narrative - Max Aggregate Offering Amount | shares	1,250,000,000
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true